SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign currency translation) (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Balance sheet items, except for equity accounts	6.6191	6.7774
Items in the statements of income and comprehensive income, and statements of cash flows	6.5052	6.8124	6.4352